UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Global Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
October 31, 2022
Institutional International
Disciplined Equity Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com.
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional International Disciplined Equity Fund
HIGHLIGHTS
International stocks fell in the year ended October 31, 2022, as soaring inflation, hawkish central banks, and a growing energy crisis in
Europe increased the risk of a global downturn.
The Institutional International Disciplined Equity Fund fell over its fiscal year but outperformed the MSCI EAFE Index Net.
We added names that offered downside protection as rising inflationary pressures and interest rates worldwide increased the risk of a global downturn. We continue to seek compelling business cases with reasonable valuations and a low-beta profile in order to not
“overpay for safety.”
Peaking margins and rising inflation and financing costs may lead to downward earnings revisions, especially in the context of height-
ened recession risk. We believe that the current climate favors selectivity and investment strategies that exhibit less correlation with broad market movements.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Institutional International Disciplined Equity Fund
Market Commentary

Dear Investor
Nearly all major global stock and bond indexes fell sharply
during your fund’s fiscal year, the 12-month period ended
October 31, 2022, as investors contended with persistently
high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around
the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable
margin as equity investors turned risk averse and as rising
rates put downward pressure on growth stock valuations.
Emerging markets stocks generally underperformed shares in
developed markets. Meanwhile, the U.S. dollar strengthened
versus most currencies during the period, which weighed on
returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine
and the ensuing commodity supply crunch, which helped
some commodity-exporting nations in Latin America and
the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services
shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period. The war in Ukraine exacerbated already existing
supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the
pandemic, exerted upward pressure on consumer demand and
prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated.
In the U.S., the core consumer price index, which excludes
volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at
the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75%
to 4.00% by early November and indicated that additional
hikes are likely. The European Central Bank, meanwhile, raised its key interest rate to its highest level since 2009.
Bond yields increased considerably across the Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 1.55% at the start of the period to 4.10% at the end of
October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg
U.S. Aggregate Bond Index recording its worst month since
1980 in September. (Bond prices and yields move in opposite
directions.)
On a positive note, the U.S. jobs market remained resilient
during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing
gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for
investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have
become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional International Disciplined Equity Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital through
investments in stocks of non-U.S. companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Institutional International Disciplined Equity Fund
returned -21.29% in the 12 months ended October 31, 2022.
The fund outperformed the MSCI EAFE Index Net, which
returned -23.00%, and the Lipper International Multi-Cap
Core Funds Average, which returned -23.46%. ( Past
performance cannot guarantee future results .)
What factors influenced the fund’s performance?
Information technology (IT) contributed the most to relative performance chiefly due to our underweight to the sector, the biggest decliner in our benchmark. Stock selection in the
sector was slightly positive, led by our position in Amadeus IT, a Spanish company that processes transactions for the global travel industry. The industrials and business services sector boosted relative returns after Russia’s invasion of Ukraine
spurred a rally in our aerospace and defense industry holdings.
French defense company Thales and UK defense, aerospace,
and security group BAE Systems each recorded outsized gains
as the growing conflict raised expectations that European
governments would ramp up defense spending. Consumer
staples names added value, thanks to favorable stock selection and an overweight to the sector, which outpaced the
benchmark. Our holdings in German skin care company
Beiersdorf, owner of the Nivea brand, and Japanese soft drinks maker Suntory Beverage & Food bolstered relative
performance as growing recession worries led investors to
gravitate toward defensive businesses. (Please refer to the
portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Turning to detractors, energy stocks detracted the most from relative performance largely owing to our underweight to the sector, the best performer in our benchmark, as the Russia-
Ukraine war disrupted global energy supplies and sent oil and natural gas prices to their highest levels in many years. Health care was the next-largest detractor from relative returns due to negative stock selection, particularly our position in
Koninklijke Philips. Shares of the Dutch health and consumer products group lost more than two-thirds of their value after it repeatedly cut its guidance this year due to supply chain
problems and rising inflation, adding to worries about the
company’s legal liability arising from a 2021 mass recall of devices to treat sleep apnea due to possible cancer risk.
Financials stocks weighed on relative performance owing to
unfavorable selection. Our holding in Wendel, a family-
controlled private equity firm in France, was a large detractor after its chief executive officer unexpectedly resigned in June and evidence grew that business fundamentals were worsening
at its portfolio companies.
How is the fund positioned?
The Institutional International Disciplined Equity Fund seeks to own mispriced, quality companies outside the U.S. that offer the most compelling combination of business fundamentals,
earnings growth potential, and relative valuation. Country
positioning is chiefly driven by bottom-up stock selection
based on the fundamental research performed by T. Rowe
Price’s equity analyst team but is also influenced by top-down views. In recent months, we added names that offered
downside protection as rising inflationary pressures and
interest rates worldwide increased the risk of a global
downturn. Our most overweight sectors at fiscal year-end were largely defensive areas, such as health care and consumer
staples, that we believe will maintain reasonable topline growth and pricing power.
Our allocation to health care, the largest sector on an absolute basis, increased in our fiscal year’s second half. Our largest purchase in the sector was initiating Eurofins Scientific, a
Luxembourg-based bioanalysis company that specializes in
food, environment, drug, and clinical diagnostics testing.
Despite a disappointing first-half earnings report that revealed weaker organic growth due to supply chain disruptions and a
drop in coronavirus testing revenue from a year earlier, we
believe that Eurofins has a strong long-term growth runway as the company expands in Asia. Other major trades included
trimming Japanese pharmaceuticals company Otsuka after its
shares outperformed and adding to our holding in Dutch
health care group Philips. Despite the recent profit warnings and litigation risk that have weighed on the company’s
outlook, we believe that its performance will improve under a new chief executive who started in October. Moreover, we
think that the market fails to appreciate Philips’ fundamental strengths, including a refocused consumer portfolio, durable organic sales growth, and improving margins.
The allocation to industrials and business services, the fund’s second-largest sector in absolute terms, declined over the past six months. Our largest trade was eliminating our position in
UK defense company BAE Systems, one of the largest
contributors over the fiscal year, to purchase names that
offered better risk/reward trade-offs. We initiated a position in
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
Institutional International Disciplined
Equity Fund -11.70% -21.29%
MSCI EAFE Index Net -12.70 -23.00
Lipper International Multi-Cap Core
Funds Average -12.73 -23.46

T. ROWE PRICE Institutional International Disciplined Equity Fund

Jardine Matheson, a Hong Kong-based conglomerate whose
businesses include motor vehicles, property development,
retail, construction, and financial services. Jardine Matheson operates in China and Southeast Asia, and we believe it is well placed to benefit from a pickup in economic activity as Asian countries relax their pandemic restrictions.
IT stocks accounted for a relatively small portion of the fund’s net assets and the largest underweight versus the benchmark at fiscal year-end. Our IT allocation increased in recent months as we took advantage of the technology sell-off to add to
quality companies at attractive valuations. We initiated a
position in Shimadzu, a Japanese conglomerate known for its
life sciences tools business, whose shares underperformed after the company endured several setbacks, including slowing sales in China and the termination of a key U.S. contract. However, our meeting with Shimadzu’s management reassured us that
these problems are largely in the past and that the company is on track to generate strong revenue growth.
Noteworthy trades in other sectors included eliminating
Softbank, the Japanese telecommunications and internet
conglomerate, which we believed had limited upside amid the
technology downturn and a rising rate environment. In the
consumer staples sector, we started a position in Orkla, a
Norwegian supplier of branded consumer goods, such as
snacks and detergents, in northern Europe and India. Orkla
has a strong balance sheet and a relatively cheap valuation, and we saw it as a low-risk, defensive holding capable of grinding out decent earnings growth in an uncertain environment. At
the opposite end of the consumption spectrum, we purchased
Compagnie Financière Richemont, the Swiss luxury goods
company that owns Cartier and Van Cleef & Arpels.
Richemont operates in an industry with favorable competition dynamics and solid long-term growth prospects, and we
believe that its core business of selling high-end jewelry and watches can withstand a recession.
What is portfolio management’s outlook?
Our outlook is cautiously optimistic given the prevalence of elevated valuations versus history, waning monetary and fiscal stimulus, and risks related to rising inflation—all of which have created a challenging environment. The Russia-Ukraine
war and China’s zero-tolerance approach to the coronavirus
have further increased near-term uncertainty.
The first half of 2022 saw a reset in market expectations. We believe that the recent valuation reratings, compressed
margins, and an accelerated rate-hiking cycle could mark the start of a normalization in market conditions in which
valuations and stock picking grow more important. In the
medium term, peaking margins and rising inflation and
financing costs may lead to downward earnings revisions,
especially in the context of heightened recession risk. We
believe that the current climate favors selectivity and
investment strategies that exhibit less correlation with broad market movements. Regardless of how the market performs,
we are committed to executing our disciplined investment
strategy and focusing on exploiting opportunities created by the market’s inefficiencies.
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/22 10/31/22
Health Care 15.2% 19.4%
Industrials and Business Services 16.2  15.3
Consumer Staples 13.4  14.5
Financials 14.6  13.7
Consumer Discretionary 7.5  8.9
Utilities 3.8  4.3
Materials 5.2  4.1
Information Technology 2.7  4.1
Real Estate 5.8  3.6
Communication Services 4.7  2.9
Energy 2.6  1.7
Other and Reserves 8.3  7.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Institutional International Disciplined Equity Fund

Against this backdrop, we believe that patience will be key.
Moreover, we believe that high-quality and low-beta stocks can buck the trend of an overall market derating. We will continue to apply a disciplined, absolute valuation framework—driven
by bottom-up stock selection, fundamental research, and an
awareness of macroeconomic conditions—as we seek to
generate strong, risk-adjusted performance.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Institutional International Disciplined Equity Fund

PRINCIPAL RISKS
International investing. Investing in the securities of non-U.S.
issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in
U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any
investments in emerging markets, which are susceptible to
greater volatility than investments in developed markets.
Market conditions. The value of the fund’s investments may
decrease, sometimes rapidly or unexpectedly, due to factors
affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions,
inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus
pandemic and related governmental and public responses.
Certain events may cause instability across global markets,
including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions,
countries, sectors, and industries more significantly than
others. Government intervention in markets may impact
interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market
value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Source: MSCI. MSCI and its affiliates and third party sources and providers (collectively, “MSCI”) makes no express or
implied warranties or representations and shall have no
liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or
used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be
taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is
intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment
decision and may not be relied on as such.
TWENTY-FIVE LARGEST HOLDINGS
Company Country
Percent of
Net Assets
10/31/22
CK Hutchison Holdings Hong Kong 1.9%
Nestle Switzerland 1.9
Novartis Switzerland 1.8
Sanofi France 1.8
Roche Holding Switzerland 1.8
Groupe Bruxelles Lambert Belgium 1.8
Smith & Nephew United Kingdom 1.7
HSBC Holdings United Kingdom 1.7
TotalEnergies France 1.7
Otsuka Holdings Japan 1.7
Hoshizaki Japan 1.6
Kirin Holdings Japan 1.6
Mitsubishi Electric Japan 1.6
BHP Group Australia 1.6
Shimadzu Japan 1.6
ASML Holding Netherlands 1.5
Orkla Norway 1.5
Shimano Japan 1.5
Unilever United Kingdom 1.5
Koninklijke Philips Netherlands 1.5
Canadian Apartment Properties
REIT Canada 1.5
Barry Callebaut Switzerland 1.5
Henkel Germany 1.5
Heineken Netherlands 1.5
Red Electrica Spain 1.4
Total 40.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Institutional International Disciplined Equity Fund

GROWTH OF $1 MILLION
This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception
(for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INSTITUTIONAL INTERNATIONAL
DISCIPLINED EQUITY FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INSTITUTIONAL INTERNATIONAL
DISCIPLINED EQUITY FUND
Periods Ended 10/31/22 1 Year 5 Years 10 Years
Institutional International
Disciplined Equity Fund -21.29% -0.27% 4.55%
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.
Institutional International Disciplined Equity Fund 0.74%
The expense ratio shown is as of the fund's most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers or reimbursements.
Beginning
Account
Value
5/1/22
Ending
Account
Value
10/31/22
Expenses
Paid During
Period*
5/1/22 to
10/31/22
Actual $1,000.00 $883.00 $3.56
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.42   3.82
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.75%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Institutional International Disciplined Equity Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Institutional International
Disciplined Equity Fund -22.59% -0.98% 4.21%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited.
Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-
end performance, please contact a T. Rowe Price representative at
1-800-638-8790.
This table provides returns net of expenses through the most recent calendar quarter-end rather than through the end of the fund's fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Institutional International Disciplined Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 12.67 $ 10.09 $ 11.52 $ 12.04 $ 13.62
Investment activities
Net investment income
(1)(2)
0.21 0.17 0.21 0.24 0.27
Net realized and unrealized gain/loss (2.84) 2.73 (1.22) 1.11 (1.06)
Total from investment activities (2.63) 2.90 (1.01) 1.35 (0.79)
Distributions
Net investment income (0.16) (0.20) (0.28) (0.42) (0.20)
Net realized gain (0.22) (0.12) (0.14) (1.45) (0.59)
Total distributions (0.38) (0.32) (0.42) (1.87) (0.79)
NET ASSET VALUE
End of period $ 9.66 $ 12.67 $ 10.09 $ 11.52 $ 12.04
Ratios/Supplemental Data
Total return
(2)(3)
(21.29)% 28.96% (9.22)% 14.09% (6.17)%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.78% 0.75% 0.75% 0.77% 0.75%
Net expenses after waivers/payments by Price
Associates 0.75% 0.75% 0.75% 0.75% 0.75%
Net investment income 1.86% 1.37% 1.99% 2.22% 2.07%
Portfolio turnover rate 78.9% 81.1% 86.0% 93.3% 147.0%
Net assets, end of period (in thousands) $ 248,843 $ 373,224 $ 268,221 $ 288,289 $ 315,348
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional International Disciplined Equity Fund
October 31, 2022

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.6%
Common Stocks 1.6%
BHP Group (GBP)  164,541 3,927
Total Australia (Cost
$2,658
)
3,927
BELGIUM 1.8%
Common Stocks 1.8%
Groupe Bruxelles Lambert  60,221 4,440
Total Belgium (Cost
$4,780
)
4,440
CANADA 3.5%
Common Stocks 3.5%
Canadian Apartment Properties
REIT  (1) 121,000 3,747
Sprott Physical Gold & Silver Trust
(USD)  (2) 320,060 4,955
Total Canada (Cost
$9,661
)
8,702
CHINA 1.0%
Common Stocks 1.0%
Alibaba Group Holding, ADR
(USD)  (2) 40,000 2,543
Total China (Cost
$3,589
)
2,543
DENMARK 1.1%
Common Stocks 1.1%
H Lundbeck  761,327 2,849
Total Denmark (Cost
$3,876
)
2,849
FINLAND 3.1%
Common Stocks 3.1%
Kojamo  209,915 2,732
Metso Outotec  302,582 2,296
Sampo, Class A  58,369 2,669
Total Finland (Cost
$7,840
)
7,697
FRANCE 9.6%
Common Stocks 9.6%
EssilorLuxottica  18,699 2,957
Eurofins Scientific  53,317 3,413
Sanofi  52,827 4,546
Schneider Electric  18,709 2,366
TotalEnergies  77,806 4,244
Verallia  110,593 3,134
Wendel  41,361 3,239
Total France (Cost
$21,262
)
23,899
Shares $ Value
(Cost and value in $000s)
GERMANY 10.7%
Common Stocks 8.6%
BASF  72,176 3,239
Bayer  61,147 3,215
Beiersdorf  25,963 2,492
Continental  65,893 3,413
Deutsche Telekom  57,386 1,083
Knorr-Bremse  46,762 2,105
Munich Re  9,740 2,571
Siemens  31,051 3,391
21,509
Preferred Stocks 2.1%
Dr Ing hc F Porsche  (2) 15,079 1,542
Henkel  58,356 3,677
5,219
Total Germany (Cost
$31,399
)
26,728
HONG KONG 3.3%
Common Stocks 3.3%
CK Hutchison Holdings  943,692 4,697
Jardine Matheson Holdings (USD)  74,300 3,423
Total Hong Kong (Cost
$11,030
)
8,120
JAPAN 17.8%
Common Stocks 17.8%
Astellas Pharma  223,500 3,084
Hoshizaki  141,700 4,060
Hoya  35,800 3,328
Japan Tobacco  193,200 3,236
Kirin Holdings  275,900 4,056
Mitsubishi  117,800 3,191
Mitsubishi Electric  449,200 3,952
Nippon Telegraph & Telephone  94,100 2,595
Otsuka Holdings  129,600 4,154
Shimadzu  146,800 3,867
Shimano  24,700 3,822
Sony Group  29,900 2,016
Suntory Beverage & Food  88,200 2,951
Total Japan (Cost
$48,419
)
44,312
NETHERLANDS 8.6%
Common Stocks 8.6%
ASML Holding  8,206 3,849
EXOR  (2) 50,553 3,397
HAL Trust  30,193 3,479
Heineken  43,699 3,650
Koninklijke Philips  299,156 3,795
Prosus  73,410 3,175
Total Netherlands (Cost
$23,975
)
21,345

T. ROWE PRICE Institutional International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
NORWAY 1.5%
Common Stocks 1.5%
Orkla  569,263 3,840
Total Norway (Cost
$4,211
)
3,840
PHILIPPINES 1.4%
Common Stocks 1.4%
ACEN  1,081,500 118
Ayala  286,280 3,322
Total Philippines (Cost
$4,870
)
3,440
SPAIN 3.8%
Common Stocks 3.8%
Amadeus IT Group, Class A  (2) 45,628 2,380
Iberdrola  339,098 3,448
Red Electrica  221,967 3,591
Total Spain (Cost
$9,355
)
9,419
SWEDEN 5.5%
Common Stocks 5.5%
Industrivarden, Class C  143,371 3,219
Investor, Class B  209,217 3,415
L E Lundbergforetagen, Class B  86,876 3,429
Millicom International Cellular,
SDR  (2) 328,937 3,570
Total Sweden (Cost
$15,531
)
13,633
SWITZERLAND 8.4%
Common Stocks 8.4%
Barry Callebaut  1,966 3,719
Cie Financiere Richemont  34,406 3,363
Nestle  42,857 4,665
Novartis  56,788 4,594
Roche Holding  13,634 4,524
Total Switzerland (Cost
$17,174
)
20,865
Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 11.8%
Common Stocks 11.8%
Burberry Group  112,715 2,349
Great Portland Estates  414,608 2,444
GSK  212,597 3,482
HSBC Holdings  829,341 4,256
National Grid  317,042 3,454
Rolls-Royce Holdings  (2) 3,101,477 2,782
Smith & Nephew  362,496 4,284
Smiths Group  133,699 2,395
Unilever (EUR)  83,669 3,819
Total United Kingdom (Cost
$32,794
)
29,265
SHORT-TERM INVESTMENTS 5.1%
Money Market Funds 5.1%
T. Rowe Price Government Reserve
Fund, 3.21%  (3)(4) 12,749,115 12,749
Total Short-Term Investments
(Cost $12,749) 12,749
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve
Fund, 3.21%  (3)(4) 3,582,810 3,583
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 3,583
Total Securities Lending Collateral
(Cost $3,583) 3,583
Total Investments in Securities
101.0% of Net Assets
(Cost $268,756) $ 251,356
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at October 31, 2022.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies

T. ROWE PRICE Institutional International Disciplined Equity Fund

ADR American Depositary Receipts
EUR Euro
GBP British Pound
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Institutional International Disciplined Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.21% $ — $ — $ 121++
Totals $ —# $ — $ 121+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
10/31/22
T. Rowe Price Government Reserve Fund, 3.21% $ 31,270  ¤   ¤ $ 16,332
Total $ 16,332^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $121 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,332.

T. ROWE PRICE Institutional International Disciplined Equity Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $268,756) $ 251,356
Receivable for investment securities sold 2,854
Receivable for shares sold 1,035
Dividends receivable 288
Foreign currency (cost $130) 129
Due from affiliates 19
Other assets 2,066
Total assets 257,747
Liabilities
Obligation to return securities lending collateral 3,583
Payable for investment securities purchased 3,179
Payable for shares redeemed 1,957
Investment management fees payable 137
Other liabilities 48
Total liabilities 8,904
NET ASSETS $ 248,843
Net Assets Consist of:
Total distributable earnings (loss) $ (45,244)
Paid-in capital applicable to 25,754,819 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 294,087
NET ASSETS $ 248,843
NET ASSET VALUE PER SHARE $ 9.66

T. ROWE PRICE Institutional International Disciplined Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $737) $ 7,745
Other, non cash 629
Securities lending 30
Total income 8,404
Expenses
Investment management 2,093
Shareholder servicing 4
Prospectus and shareholder reports 51
Custody and accounting 249
Legal and audit 50
Registration 46
Directors 1
Miscellaneous 16
Waived / paid by Price Associates (97)
Total expenses 2,413
Net investment income 5,991
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (13,189)
Foreign currency transactions (213)
Net realized loss (13,402)
Change in net unrealized gain / loss
Securities (67,658)
Other assets and liabilities denominated in foreign currencies (211)
Change in net unrealized gain / loss (67,869)
Net realized and unrealized gain / loss (81,271)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (75,280)

T. ROWE PRICE Institutional International Disciplined Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 5,991 $ 4,896
Net realized gain (loss) (13,402) 26,462
Change in net unrealized gain / loss (67,869) 47,638
Increase (decrease) in net assets from operations (75,280) 78,996
Distributions to shareholders
Net earnings (11,465) (8,442)
Capital share transactions
*
Shares sold 59,703 96,127
Distributions reinvested 10,305 7,678
Shares redeemed (107,644) (69,356)
Increase (decrease) in net assets from capital share transactions (37,636) 34,449
Net Assets
Increase (decrease) during period (124,381) 105,003
Beginning of period 373,224 268,221
End of period $ 248,843 $ 373,224
*Share information (000s)
Shares sold 5,139 7,820
Distributions reinvested 879 648
Shares redeemed (9,719) (5,596)
Increase (decrease) in shares outstanding (3,701) 2,872

T. ROWE PRICE Institutional International Disciplined Equity Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Institutional International Disciplined Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in stocks of non-U.S. companies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in net realized gain (loss) from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in

T. ROWE PRICE Institutional International Disciplined Equity Fund

performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Institutional International Disciplined Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries.
These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2022, the value of loaned securities was $3,372,000; the value of cash collateral and related investments was $3,583,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $237,510,000 and $262,973,000, respectively, for the year ended October 31, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,543 $ 227,262 $ — $ 229,805
Preferred Stocks — 5,219 — 5,219
Short-Term Investments 12,749 — — 12,749
Securities Lending Collateral 3,583 — — 3,583
Total $ 18,875 $ 232,481 $ — $ 251,356

T. ROWE PRICE Institutional International Disciplined Equity Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency losses and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
October 31,
2022
October 31,
2021
Ordinary income (including short-term capital gains, if any) $ 11,465 $ 8,442
($000s)
Cost of investments $ 296,208
Unrealized appreciation $ 30,144
Unrealized depreciation (75,182)
Net unrealized appreciation (depreciation) $ (45,038)
($000s)
Undistributed ordinary income $ 1,139
Net unrealized appreciation (depreciation) (45,038)
Loss carryforwards and deferrals (1,345)
Total distributable earnings (loss) $ (45,244)

T. ROWE PRICE Institutional International Disciplined Equity Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.65% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee and pay the fund for any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses)
that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2022 as indicated in the table below. Including this amount, expenses previously waived/paid by Price Associates in the amount of $132,000 remain subject to repayment by the fund at October 31, 2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. For the year ended October 31, 2022, expenses incurred pursuant to these service agreements were $107,000 for Price
Associates and $4,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The
Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Expense limitation 0.75%
Expense limitation date 02/28/23
(Waived)/repaid during the period ($000s) $(97)

T. ROWE PRICE Institutional International Disciplined Equity Fund

Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended October 31, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional International Disciplined Equity Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Global Funds, Inc. and
Shareholders of T. Rowe Price Institutional International Disciplined Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price
Institutional International Disciplined Equity Fund (one of the funds constituting T. Rowe Price Global Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional International Disciplined Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $6,638,000 from short-term capital gains.
For taxable non-corporate shareholders, $7,927,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
The fund will pass through foreign source income of $5,866,000 and foreign taxes paid of $659,000.

T. ROWE PRICE Institutional International Disciplined Equity Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Institutional International Disciplined Equity Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Institutional International Disciplined Equity Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President,
Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director,
Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director,
Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018 [0]
President, The Johns Hopkins University and Professor, Political Science Department, The Johns Hopkins
University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director
(2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood
Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to
present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Robert W. Sharps, CFA, CPA
(b)
(1971)
2017 [0]
Director and Vice President, T. Rowe Price; Director, Price Investment Management; Chief Executive Officer and
President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice President, Global Funds

T. ROWE PRICE Institutional International Disciplined Equity Fund

OFFICERS
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price Funds.
Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Ulle Adamson, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Harishankar Balkrishna (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Peter J. Bates, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Oliver D.M. Bell (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel, Pacific Investment
Management Company LLC (to 2017)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Institutional International Disciplined Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Archibald Ciganer, CFA (1976)
Vice President
Director and Vice President, Price Japan; Vice President, T. Rowe Price
Group, Inc.
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc.,
Price International, and T. Rowe Price Trust Company
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International; formerly,
Associate, Equity Research, Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Paul D. Greene II (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Benjamin Griffiths, CFA (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly,
Managing Director, Jeffries Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Institutional International Disciplined Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price Group, Inc., and Price
International
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Andrew J. Keirle (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Anh Lu (1968)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Sebastien Mallet (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Daniel Martino, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price Group, Inc.
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Tobias F. Mueller, CFA (1980)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Sudhir Nanda, Ph.D., CFA (1959)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Joshua Nelson (1977)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Jason Nogueira, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Oluwaseun A. Oyegunle, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Institutional International Disciplined Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Gabriel Solomon (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe Price Group, Inc.; Director
and Vice President, Price International
Rupinder Vig (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Verena E. Wachnitz, CFA (1978)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Ernest C. Yeung, CFA (1979)
Vice President
Director and Vice President, Price Hong Kong; Vice President, T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202212-2401471 E177-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)   Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$24,349	$23,048
Audit-Related Fees	-	-
Tax Fees	-	2,840
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)   Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h)   All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

  (2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

  (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022